CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income Attributable to Ordinary Shareholders including pre-acquisition profit	$ 70,119,242	$ 77,253,510	$ 32,966,865
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Amortization of intangible assets	6,622,238	5,058,204	843,061
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming and Bao Li Gaming	(15,166,700)	(6,248,361)	0
Depreciation	13,250	1,101	0
Director shares issued for compensation	200,000	181,000	165,000
Change in assets and liabilities
Accounts Receivable	(1,088,951)	9,557,858	(6,446,270)
Markers Receivable	(639,414)	(119,933,203)	(120,140,393)
Advance to Owner pre-acquisition	0	0	1,547,668
Prepaid Expenses and Other Assets	(9,211)	(161,770)	(127,826)
Lines of Credit Payable	(11,641,406)	34,413,426	9,247,096
Accrued Expenses	(1,980,943)	5,158,744	5,493,314
Net cash provided by (used in) operating activities	46,428,105	5,280,509	(76,451,485)
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	(27,956)	0
Net cash used in investing activities	(15,146,032)	(27,956)	(9,028,590)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for shares repurchased	(4,290,690)	0	0
Ordinary shares issued for cash	0	0	36,048,950
Dividend paid	(12,622,128)	(3,880,406)	0
Redemption of warrants for cash	0	0	(40,464)
Payment of deferred offering costs	(806,745)	0	0
Proceeds from merger	0	0	452,044
Repayment of shareholder loans	(671,071)	0	0
Proceeds from shareholder loans	0	1,574,644	62,549,192
Net cash (used in) provided by financing activities	(27,390,634)	(2,305,762)	99,009,722
Net increase in cash and cash equivalents	3,891,439	2,946,791	13,529,647
Effect of foreign currency translation on cash	34,292	(71,848)	(7,172)
Cash and cash equivalents at beginning of period	16,718,565	13,843,622	321,147
Cash and cash equivalents at end of period	20,644,296	16,718,565	13,843,622
Non-cash Investing Activities
Ordinary shares issued for acquisition	0	0	16,110,000
Estimated contingent purchase price	48,007,120
Non-cash Financing Activities
Incentive shares issued for 2011 net income target	17,977,151	0	0
Incentive shares issued for King's Gaming 2011 net income target and relieved from contingent consideration	3,057,600	0	0
Notes issued for shareholder loans	0	60,000,000	0
Capital contributed by shareholders offset to Shareholder loans payable	0	0	1,507,929
Bao Li Gaming [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for acquisition	(15,146,032)	0	0
Non-cash Investing Activities
Estimated contingent purchase price	32,294,981	0	0
Kings Gaming [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for acquisition	0	0	(9,028,590)
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for King's Gaming acquisition	(9,000,000)	0	0
Non-cash Investing Activities
Estimated payable for King's acquisition	0	0	50,857,564
Estimated contingent purchase price	$ 75,973,890